UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Lisa Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: October 31, 2023
Date of reporting period: April 30, 2023

____________________

ITEM 1.  REPORT TO STOCKHOLDERS

Davis FUNDS

50 YEARS DAVIS ADVISORS

Davis Global Fund
Davis International Fund
(portfolios of Davis New York Venture Fund, Inc.)

April 30, 2023

SEMI-ANNUAL REPORT

THE EQUITY SPECIALISTS

DAVIS NEW YORK VENTURE FUND, INC.	Table of Contents
DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Global Fund and Davis International Fund (the “Funds”) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Quarterly Schedule of Investments

The Funds file their complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Funds’ Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279, on the Funds’ website at www.davisfunds.com, and on the SEC’s website at www.sec.gov. A list of the Funds’ quarter-end holdings is also available at www.davisfunds.com on or about the 15th day following each quarter end and remains available on the website until the list is updated for the subsequent quarter.

DAVIS GLOBAL FUND	Shareholder Letter
DAVIS INTERNATIONAL FUND

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of Davis Global Fund and Davis International Fund recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports we include all of the required quantitative information such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Manager Commentary for each Fund. In this commentary, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on the Funds’ website at www.davisfunds.com or by calling 1-800-279-0279.

We value the trust you have placed in us and look forward to continuing our investment journey together.

Sincerely,

Christopher C. Davis	Danton G. Goei
President	Portfolio Manager

June 2, 2023

DAVIS GLOBAL FUND	Management’s Discussion of Fund Performance

Performance Overview

Davis Global Fund outperformed the Morgan Stanley Capital International All Country World Index (“MSCI” or the “Index”) for the six-month period ended April 30, 2023 (the “period”). The Fund’s Class A shares delivered a total return on net asset value of 24.69%, versus a 12.68% return for the MSCI.

Index Overview

MSCI
•	Strongest performing sectors[1]
-	Communication Services (+24%), Information Technology (+18%), and Materials (+17%)
•	Weakest performing sectors
-	Energy (+1%), Health Care (+7%), and Financials (+8%)

Contributors2 to Performance

•	Communication Services - outperformed the Index sector (+73% vs +24%) and overweight (average weighting 12% vs 7%)
-	Meta Platforms[3] (+158%) - largest individual contributor

•	Financials - outperformed the Index sector (+21% vs +8%)
-	Ping An Insurance (+81%), Julius Baer Group (+56%), Danske Bank (+31%), and AIA Group (+43%)

•	Consumer Discretionary - outperformed the Index sector (+27% vs +13%) and overweight (average weighting 22% vs 11%)
-	Prosus (+72%), Alibaba (+50%), and Naspers (+73%)
-	Alibaba - no longer a Fund holding

•	No exposure in Energy, the weakest performing sector of the MSCI

•	Individual holdings
-	Teck Resources (+55%) and Samsung Electronics (+19%)

•	China Exposure - (+35%) and average weighting of 19% vs 4% for the Index

Detractors from Performance

•	Significantly overweight in Financials sector - (average weighting 41% vs 16%)
-	Wells Fargo (-12%) - largest individual detractor
-	Bank of N.T. Butterfield (-24%) and Capital One Financial (-7%)

•	Information Technology - underperformed the Index sector (+12% vs +18%) and underweight (average weighting 10% vs 20%)
-	Clear Secure (-10%)

•	Health Care - underperformed the Index sector (-12% vs +7%)
-	Cigna Group (-21%) and Viatris (-6%)

•	Individual holdings
-	Darling Ingredients (-24%) and Coupang (-3%)

Davis Global Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Global Fund’s principal risks are: stock market risk, common stock risk, foreign country risk, China risk-generally, headline risk, depositary receipts risk, foreign currency risk, exposure to industry or sector risk, emerging market risk, large-capitalization companies risk, manager risk, fees and expenses risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended April 30, 2023, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, April 30, 2023, unless otherwise noted.
[1]
The companies included in the Morgan Stanley Capital International All Country World Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
Management’s Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS GLOBAL FUND	Management’s Discussion of Fund Performance - (Continued)

    Comparison of a $10,000 investment in Davis Global Fund Class A versus the
Morgan Stanley Capital International All Country World Index (MSCI ACWI®)
over 10 years for an investment made on April 30, 2013

Average Annual Total Return for periods ended April 30, 2023

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	8.43%	1.96%	7.60%	6.87%	12/22/04	0.96%	0.96%
Class A - with sales charge*	3.28%	0.97%	7.08%	6.59%	12/22/04	0.96%	0.96%
Class C**	6.55%	1.16%	6.91%	6.40%	12/22/04	1.75%	1.75%
Class Y	8.67%	2.20%	7.86%	4.43%	07/25/07	0.71%	0.71%
MSCI ACWI®***	2.06%	7.03%	7.90%	6.81%

The Fund’s performance benefited from IPO purchases in 2013 and 2014. After purchase, the IPOs rapidly increased in value. Davis Advisors purchases shares intending to benefit from long-term growth of the underlying company; the rapid appreciation of the IPOs were unusual occurrences.

The MSCI ACWI® is a free float- adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.

The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Average Annual Total Return for periods ended March 31, 2023

Class A Shares	1-Year	5-Year	10-Year
With sales charge*	(7.68)%	0.58%	6.97%

*Reflects 4.75% front-end sales charge.
**Includes any applicable contingent deferred sales charge. Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” and “Since Inception” returns for Class C reflect Class A performance for the period after conversion.
***Inception return is from December 22, 2004.

DAVIS INTERNATIONAL FUND	Management’s Discussion of Fund Performance

Performance Overview
Davis International Fund outperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI” or the “Index”) for the six-month period ended April 30, 2023 (the “period”). The Fund’s Class A shares delivered a total return on net asset value of 29.08%, versus a 20.65% return for the MSCI.

Index Overview

MSCI
•	Strongest performing sectors[1]
-	Consumer Discretionary (+30%), Communication Services (+28%), and Industrials (+24%)
•	Weakest performing sectors
-	Energy (+9%), Financials (+17%), and Real Estate (+18%)

Contributors2 to Performance

•	Financials - outperformed the Index sector (+27% vs +17%)
-	Ping An Insurance[3] (+81%), Julius Baer Group (+56%), and Danske Bank (+31%) - three largest individual contributors
-	AIA Group (+43%)

•	Consumer Discretionary - outperformed the Index sector (+32% vs +30%) and significantly overweight (average weighting 27% vs 12%)
-	Prosus (+72%), Naspers (+73%), and Alibaba (+33%)

•	Industrials - outperformed the Index sector (+43% vs +24%)
-	Schneider Electric (+37%)

•	Communication Services - outperformed the Index sector (+198% vs +28%)
-	iQIYI (+202%)

•	No exposure in Energy, the weakest performing sector of the MSCI

•	Individual Materials holding
-	Teck Resources (+55%)

•	China Exposure - (+34%) and average weighting of 29% vs 9% for the Index

Detractors from Performance

•	Significantly overweight in Financials sector - (average weighting 43% vs 21%)
-	Bank of N.T. Butterfield (-24%) - largest individual detractor

•	Information Technology - underperformed the Index sector (+15% vs +22%)
-	Hollysys Automation Technologies (flat return)

•	Individual holdings
-	Baidu (-9%) and Coupang (-3%)
-	Baidu - new Fund holding

Davis International Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis International Fund’s principal risks are: stock market risk, common stock risk, foreign country risk, China risk-generally, headline risk, depositary receipts risk, foreign currency risk, exposure to industry or sector risk, emerging market risk, large-capitalization companies risk, manager risk, fees and expenses risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.

Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended April 30, 2023, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, April 30, 2023, unless otherwise noted.

[1]
The companies included in the Morgan Stanley Capital International All Country World Index ex USA are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
Management’s Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS INTERNATIONAL FUND	Management’s Discussion of Fund Performance - (Continued)

Comparison of a $10,000 investment in Davis International Fund Class A versus the
Morgan Stanley Capital International All Country World Index ex USA (MSCI ACWI® ex USA)
over 10 years for an investment made on April 30, 2013

Average Annual Total Return for periods ended April 30, 2023

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	11.08%	(2.90)%	3.02%	1.67%	12/29/06	1.08%	1.05%
Class A - with sales charge*	5.80%	(3.84)%	2.52%	1.37%	12/29/06	1.08%	1.05%
Class C**	9.18%	(3.68)%	2.22%	1.03%	12/29/06	1.89%	1.80%
Class Y	11.31%	(2.63)%	3.33%	3.28%	12/31/09	0.73%	0.73%
MSCI ACWI® ex USA***	3.05%	2.50%	3.97%	2.88%

The Fund’s performance benefited from IPO purchases in 2014. After purchase, the IPOs rapidly increased in value. Davis Advisors purchases shares intending to benefit from long-term growth of the underlying company; the rapid appreciation of the IPOs were unusual occurrences.

The MSCI ACWI® ex USA is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.

The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Average Annual Total Return for periods ended March 31, 2023

Class A Shares	1-Year	5-Year	10-Year
With sales charge*	(3.14)%	(3.78)%	2.60%

*Reflects 4.75% front-end sales charge.
**Includes any applicable contingent deferred sales charge. Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” and “Since Inception” returns for Class C reflect Class A performance for the period after conversion.
***Inception return is from December 29, 2006.

DAVIS GLOBAL FUND	Fund Overview
April 30, 2023 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 04/30/23 Net Assets)		(% of 04/30/23 Stock Holdings)

				MSCI
			Fund	ACWI®
Common Stock (Foreign)	57.74%	Banks	18.42%	6.64%
Common Stock (U.S.)	40.99%	Consumer Discretionary Distribution & Retail	15.11%	4.14%
Short-Term Investments	1.23%	Media & Entertainment	13.23%	5.53%
Other Assets & Liabilities	0.04%	Financial Services	12.78%	6.05%
	100.00%	Insurance	10.30%	3.22%
		Information Technology	9.84%	19.92%
		Consumer Services	5.04%	2.20%
		Materials	4.57%	4.80%
		Health Care	4.33%	12.56%
		Transportation	2.02%	1.95%
		Capital Goods	1.92%	6.95%
		Food, Beverage & Tobacco	1.49%	4.29%
		Other	0.95%	21.75%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 04/30/23 Stock Holdings)		(% of Fund’s 04/30/23 Net Assets)

United States	41.52%	Meta Platforms, Inc., Class A	7.26%
China	18.32%	Danske Bank A/S	6.94%
Denmark	7.03%	Ping An Insurance (Group) Co. of China, Ltd. - H	6.68%
South Korea	5.83%	Julius Baer Group Ltd.	5.38%
Switzerland	5.45%	Amazon.com, Inc.	5.23%
Singapore	4.88%	Wells Fargo & Co.	5.14%
Canada	4.57%	DBS Group Holdings Ltd.	4.82%
Netherlands	4.23%	Teck Resources Ltd., Class B	4.51%
Hong Kong	3.53%	Prosus N.V., Class N	4.17%
Germany	1.91%	Capital One Financial Corp.	3.92%
South Africa	1.43%
Bermuda	1.05%
United Kingdom	0.25%
	100.00%

DAVIS INTERNATIONAL FUND	Fund Overview
April 30, 2023 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 04/30/23 Net Assets)		(% of 04/30/23 Stock Holdings)

				MSCI
				ACWI®
			Fund	ex USA
Common Stock (Foreign)	96.99%	Banks	21.89%	12.10%
Common Stock (U.S.)	2.28%	Consumer Discretionary Distribution & Retail	17.38%	2.58%
Investment of Cash Collateral		Insurance	14.24%	4.76%
for Securities Loaned	1.44%	Information Technology	13.77%	10.72%
Short-Term Investments	0.69%	Financial Services	7.66%	3.75%
Other Assets & Liabilities	(1.40)%	Capital Goods	6.85%	8.75%
	100.00%	Consumer Services	5.66%	2.09%
		Materials	4.69%	8.12%
		Consumer Durables & Apparel	2.97%	3.68%
		Transportation	2.51%	2.59%
		Media & Entertainment	2.38%	2.83%
		Health Care	–	9.91%
		Other	–	28.12%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 04/30/23 Stock Holdings)		(% of Fund’s 04/30/23 Net Assets)

China	26.81%	Danske Bank A/S	8.73%
South Korea	10.72%	DBS Group Holdings Ltd.	7.75%
Denmark	8.79%	AIA Group Ltd.	7.09%
Singapore	7.81%	Ping An Insurance (Group) Co. of China, Ltd. - H	7.04%
Hong Kong	7.14%	Julius Baer Group Ltd.	6.93%
Switzerland	6.98%	Samsung Electronics Co., Ltd.	6.58%
Netherlands	5.43%	Prosus N.V., Class N	5.39%
South Africa	5.26%	Naspers Ltd. - N	5.22%
Canada	4.69%	Meituan, Class B	4.69%
France	4.55%	Teck Resources Ltd., Class B	4.66%
Bermuda	3.38%
Japan	3.31%
United States	2.29%
Norway	1.55%
Germany	0.93%
United Kingdom	0.36%
	100.00%

DAVIS GLOBAL FUND	Expense Example (Unaudited)
DAVIS INTERNATIONAL FUND

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchases, contingent deferred sales charges on redemptions, and short-term trading fees, if any; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for each class is for the six-month period ended April 30, 2023.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads) or redemption fees. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid During
	Account Value	Account Value	Period*
	(11/01/22)	(04/30/23)	(11/01/22-04/30/23)
Davis Global Fund
Class A (annualized expense ratio 0.96%**)
Actual	$1,000.00	$1,246.92	$5.35
Hypothetical	$1,000.00	$1,020.03	$4.81
Class C (annualized expense ratio 1.75%**)
Actual	$1,000.00	$1,241.46	$9.73
Hypothetical	$1,000.00	$1,016.12	$8.75
Class Y (annualized expense ratio 0.71%**)
Actual	$1,000.00	$1,248.14	$3.96
Hypothetical	$1,000.00	$1,021.27	$3.56
Davis International Fund
Class A (annualized expense ratio 1.05%**)
Actual	$1,000.00	$1,290.82	$5.96
Hypothetical	$1,000.00	$1,019.59	$5.26
Class C (annualized expense ratio 1.80%**)
Actual	$1,000.00	$1,285.16	$10.20
Hypothetical	$1,000.00	$1,015.87	$9.00
Class Y (annualized expense ratio 0.73%**)
Actual	$1,000.00	$1,292.83	$4.15
Hypothetical	$1,000.00	$1,021.17	$3.66

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Class’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

DAVIS GLOBAL FUND	Schedule of Investments
April 30, 2023 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (98.73%)
COMMUNICATION SERVICES – (13.06%)
Media & Entertainment – (13.06%)
Alphabet Inc., Class C *	148,740	$16,096,643
ASAC II L.P. *(a)(b)	35,352	35,334
IAC Inc. *	91,250	4,724,013
iQIYI, Inc., Class A, ADR (China)*	658,430	4,016,423
Liberty Media Corp., Liberty Formula One, Series A *	180,040	11,662,991
Liberty Media Corp., Liberty Formula One, Series C *	102,355	7,389,007
Meta Platforms, Inc., Class A *	228,770	54,978,006
	Total Communication Services	98,902,417
CONSUMER DISCRETIONARY – (20.83%)
Consumer Discretionary Distribution & Retail – (14.92%)
Amazon.com, Inc. *	375,400	39,585,930
Coupang, Inc., Class A (South Korea)*	462,180	7,746,137
JD.com, Inc., Class A (China)	68,430	1,184,720
JD.com, Inc., Class A, ADR (China)	621,435	22,197,658
Naspers Ltd. - N (South Africa)	59,901	10,679,193
Prosus N.V., Class N (Netherlands)	422,450	31,593,339
		112,986,977
Consumer Durables & Apparel – (0.93%)
Fila Holdings Corp. (South Korea)	257,950	7,063,559
Consumer Services – (4.98%)
Delivery Hero SE (Germany)*	358,790	14,284,027
Meituan, Class B (China)*	1,381,629	23,409,535
		37,693,562
	Total Consumer Discretionary	157,744,098
CONSUMER STAPLES – (1.47%)
Food, Beverage & Tobacco – (1.47%)
Darling Ingredients Inc. *	186,740	11,124,102
	Total Consumer Staples	11,124,102
FINANCIALS – (40.98%)
Banks – (18.19%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	305,370	7,857,170
Danske Bank A/S (Denmark)*	2,494,590	52,569,119
DBS Group Holdings Ltd. (Singapore)	1,483,794	36,495,761
Metro Bank Holdings PLC (United Kingdom)*	1,466,802	1,880,272
Wells Fargo & Co.	979,090	38,918,827
		137,721,149
Financial Services – (12.62%)
Capital Markets – (5.63%)
Julius Baer Group Ltd. (Switzerland)	570,910	40,698,535
Noah Holdings Ltd., Class A, ADS (China)*	121,500	1,926,990
		42,625,525
Consumer Finance – (3.92%)
Capital One Financial Corp.	304,850	29,661,905

DAVIS GLOBAL FUND	Schedule of Investments - (Continued)
April 30, 2023 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Financial Services – (Continued)
Financial Services – (3.07%)
Berkshire Hathaway Inc., Class B *	70,670	$23,218,628
		95,506,058
Insurance – (10.17%)
Life & Health Insurance – (10.17%)
AIA Group Ltd. (Hong Kong)	2,439,980	26,405,802
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	7,006,500	50,609,715
		77,015,517
	Total Financials	310,242,724
HEALTH CARE – (4.28%)
Health Care Equipment & Services – (1.50%)
Cigna Group	44,790	11,344,859
Pharmaceuticals, Biotechnology & Life Sciences – (2.78%)
Viatris Inc.	2,254,350	21,033,086
	Total Health Care	32,377,945
INDUSTRIALS – (3.89%)
Capital Goods – (1.90%)
Owens Corning	134,690	14,386,239
Transportation – (1.99%)
DiDi Global Inc., Class A, ADS (China)*	3,965,878	15,070,336
	Total Industrials	29,456,575
INFORMATION TECHNOLOGY – (9.71%)
Semiconductors & Semiconductor Equipment – (2.93%)
Applied Materials, Inc.	117,420	13,271,983
Intel Corp.	287,020	8,914,841
		22,186,824
Software & Services – (0.53%)
Clear Secure, Inc., Class A	165,140	3,994,737
Technology Hardware & Equipment – (6.25%)
Hollysys Automation Technologies Ltd. (China)	1,162,701	18,556,708
Samsung Electronics Co., Ltd. (South Korea)	588,150	28,783,491
		47,340,199
	Total Information Technology	73,521,760
MATERIALS – (4.51%)
Teck Resources Ltd., Class B (Canada)	733,200	34,167,120
	Total Materials	34,167,120
TOTAL COMMON STOCK – (Identified cost $615,393,830)		747,536,741

DAVIS GLOBAL FUND	Schedule of Investments - (Continued)
April 30, 2023 (Unaudited)

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (1.23%)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 4.80%, 05/01/23, dated 04/28/23, repurchase value of $2,564,025 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-3.50%, 08/01/35-12/01/51, total market value $2,614,260)	$2,563,000	$2,563,000
	StoneX Financial Inc. Joint Repurchase Agreement, 4.80%, 05/01/23, dated 04/28/23, repurchase value of $6,736,694 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 04/30/23-05/01/53, total market value $6,868,680)	6,734,000	6,734,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $9,297,000)		9,297,000
	Total Investments – (99.96%) – (Identified cost $624,690,830)		756,833,741
	Other Assets Less Liabilities – (0.04%)		269,646
		Net Assets – (100.00%)	$757,103,387

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)	Restricted Security – See Note 6 of the Notes to Financial Statements.

(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements

DAVIS INTERNATIONAL FUND	Schedule of Investments
April 30, 2023 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (99.27%)
COMMUNICATION SERVICES – (2.36%)
Media & Entertainment – (2.36%)
Baidu, Inc., Class A, ADR (China)*	21,700	$2,617,237
iQIYI, Inc., Class A, ADR (China)*	221,520	1,351,272
	Total Communication Services	3,968,509
CONSUMER DISCRETIONARY – (25.82%)
Consumer Discretionary Distribution & Retail – (17.26%)
Alibaba Group Holding Ltd., ADR (China)*	33,190	2,810,861
Coupang, Inc., Class A (South Korea)*	111,240	1,864,383
JD.com, Inc., Class A, ADR (China)	181,960	6,499,611
Naspers Ltd. - N (South Africa)	49,150	8,762,497
Prosus N.V., Class N (Netherlands)	120,952	9,045,514
		28,982,866
Consumer Durables & Apparel – (2.95%)
Fila Holdings Corp. (South Korea)	180,980	4,955,855
Consumer Services – (5.61%)
Delivery Hero SE (Germany)*	38,910	1,549,072
Meituan, Class B (China)*	465,111	7,880,576
		9,429,648
	Total Consumer Discretionary	43,368,369
FINANCIALS – (43.47%)
Banks – (21.73%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	219,130	5,638,215
Danske Bank A/S (Denmark)*	695,640	14,659,396
DBS Group Holdings Ltd. (Singapore)	529,310	13,019,038
DNB Bank ASA (Norway)(a)	147,042	2,582,916
Metro Bank Holdings PLC (United Kingdom)*	467,040	598,692
		36,498,257
Financial Services – (7.61%)
Capital Markets – (7.61%)
Julius Baer Group Ltd. (Switzerland)	163,300	11,641,188
Noah Holdings Ltd., Class A, ADS (China)*	71,620	1,135,893
		12,777,081
Insurance – (14.13%)
Life & Health Insurance – (14.13%)
AIA Group Ltd. (Hong Kong)	1,100,300	11,907,599
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,638,000	11,831,687
		23,739,286
	Total Financials	73,014,624
INDUSTRIALS – (9.29%)
Capital Goods – (6.80%)
Ferguson plc	27,140	3,821,855
Schneider Electric SE (France)	43,650	7,590,819
		11,412,674
Transportation – (2.49%)
DiDi Global Inc., Class A, ADS (China)*	1,099,976	4,179,909
	Total Industrials	15,592,583

DAVIS INTERNATIONAL FUND	Schedule of Investments - (Continued)
April 30, 2023 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (13.67%)
Semiconductors & Semiconductor Equipment – (3.28%)
	Tokyo Electron Ltd. (Japan)	48,510	$5,516,991
Technology Hardware & Equipment – (10.39%)
	Hollysys Automation Technologies Ltd. (China)	400,576	6,393,193
	Samsung Electronics Co., Ltd. (South Korea)	225,880	11,054,349
			17,447,542
		Total Information Technology	22,964,533
MATERIALS – (4.66%)
	Teck Resources Ltd., Class B (Canada)	167,710	7,815,286
		Total Materials	7,815,286
	TOTAL COMMON STOCK – (Identified cost $149,479,767)		166,723,904
SHORT-TERM INVESTMENTS – (0.69%)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 4.80%, 05/01/23, dated 04/28/23, repurchase value of $322,129 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 3.50%, 01/01/47, total market value $328,440)	$322,000	322,000
	StoneX Financial Inc. Joint Repurchase Agreement, 4.80%, 05/01/23, dated 04/28/23, repurchase value of $845,338 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 04/30/23-05/01/53, total market value $861,900)	845,000	845,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,167,000)		1,167,000
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (1.44%)
MONEY MARKET FUNDS – (1.44%)
	State Street Navigator Securities Lending Government Money Market Portfolio	2,415,150	2,415,150
	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (Identified cost $2,415,150)		2,415,150
	Total Investments – (101.40%) – (Identified cost $153,061,917)		170,306,054
	Liabilities Less Other Assets – (1.40%)		(2,349,626)
		Net Assets – (100.00%)	$167,956,428

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)	Security is partially on loan – See Note 5 of the Notes to Financial Statements.

See Notes to Financial Statements

DAVIS GLOBAL FUND	Statements of Assets and Liabilities
DAVIS INTERNATIONAL FUND	At April 30, 2023 (Unaudited)

	Davis Global Fund	Davis International Fund
ASSETS:
Investments in* (see accompanying Schedules of Investments)
Securities at value	$756,833,741	$167,890,904
Collateral for securities loaned (Note 5)	–	2,415,150
Cash	715	747
Receivables:
Capital stock sold	926,915	44,313
Dividends and interest	1,312,177	841,835
Prepaid expenses	18,774	4,191
Due from Adviser	–	855
Total assets	759,092,322	171,197,995
LIABILITIES:
Return of collateral for securities loaned (Note 5)	–	2,415,150
Payables:
Capital stock redeemed	958,518	502,950
Investment securities purchased	211,901	95,277
Accrued custodian fees	237,000	83,200
Accrued distribution and service plan fees	73,559	7,836
Accrued investment advisory fees	346,128	78,114
Accrued transfer agent fees	99,617	19,927
Other accrued expenses	62,212	39,113
Total liabilities	1,988,935	3,241,567
NET ASSETS	$757,103,387	$167,956,428
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$1,631,081	$785,076
Additional paid-in capital	676,072,521	224,291,021
Distributable earnings (losses)	79,399,785	(57,119,669)
Net Assets	$757,103,387	$167,956,428
*Including:
Cost of investments	$624,690,830	$150,646,767
Cost of collateral of securities loaned	–	2,415,150
Market value of securities on loan	–	2,324,610
CLASS A SHARES:
Net assets	$164,733,174	$19,542,967
Shares outstanding	7,077,128	1,803,977
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$23.28	$10.83
Maximum offering price per share (100/95.25 of net asset value)†	$24.44	$11.37
CLASS C SHARES:
Net assets	$51,407,610	$5,181,754
Shares outstanding	2,438,144	520,031
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$21.08	$9.96
CLASS Y SHARES:
Net assets	$540,962,603	$143,231,707
Shares outstanding	23,106,353	13,377,508
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$23.41	$10.71

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS GLOBAL FUND	Statements of Operations
DAVIS INTERNATIONAL FUND	For the six months ended April 30, 2023 (Unaudited)

	Davis Global Fund	Davis International Fund
INVESTMENT INCOME:
Income:
Dividends*	$6,574,416	$1,839,438
Interest	111,325	48,424
Net securities lending fees	–	153
Total income	6,685,741	1,888,015
Expenses:
Investment advisory fees (Note 3)	2,072,136	469,176
Custodian fees	150,533	45,053
Transfer agent fees:
Class A	82,698	20,365
Class C	31,935	5,503
Class Y	211,501	30,559
Audit fees	16,231	13,677
Legal fees	4,361	982
Accounting fees (Note 3)	24,000	4,166
Reports to shareholders	22,499	4,499
Directors’ fees and expenses	27,141	7,274
Registration and filing fees	30,000	25,000
Miscellaneous	29,959	14,362
Distribution and service plan fees (Note 3):
Class A	177,248	20,452
Class C	271,036	26,347
Total expenses	3,151,278	687,415
Reimbursement/waiver of expenses by Adviser (Note 3):
Class A	–	(3,500)
Class C	–	(2,500)
Net expenses	3,151,278	681,415
Net investment income	3,534,463	1,206,600
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	6,305,453	(2,304,799)
Foreign currency transactions	48,808	1,691
Net realized gain (loss)	6,354,261	(2,303,108)
Net change in unrealized appreciation (depreciation)	152,498,766	40,987,166
Net realized and unrealized gain on investments and foreign currency transactions	158,853,027	38,684,058
Net increase in net assets resulting from operations	$162,387,490	$39,890,658

*Net of foreign taxes withheld of	$418,090	$194,678

See Notes to Financial Statements

DAVIS GLOBAL FUND	Statements of Changes in Net Assets
DAVIS INTERNATIONAL FUND	For the six months ended April 30, 2023 (Unaudited)

	Davis Global Fund	Davis International Fund
OPERATIONS:
Net investment income	$3,534,463	$1,206,600
Net realized gain (loss) from investments and foreign currency transactions	6,354,261	(2,303,108)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	152,498,766	40,987,166
Net increase in net assets resulting from operations	162,387,490	39,890,658
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class Y	(691,539)	(281,016)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class A	(8,418,580)	(1,556,175)
Class C	(10,480,935)	48,787
Class Y	(61,464,536)	(9,801,262)
Total increase in net assets	81,331,900	28,300,992
NET ASSETS:
Beginning of period	675,771,487	139,655,436
End of period	$757,103,387	$167,956,428

See Notes to Financial Statements

DAVIS GLOBAL FUND	Statements of Changes in Net Assets
DAVIS INTERNATIONAL FUND	For the year ended October 31, 2022

	Davis Global Fund	Davis International Fund
OPERATIONS:
Net investment income	$8,100,764	$3,066,801
Net realized loss from investments and foreign currency transactions	(49,439,323)	(27,516,957)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(312,082,164)	(66,799,745)
Net decrease in net assets resulting from operations	(353,420,723)	(91,249,901)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(22,793,376)	(534,649)
Class C	(9,831,053)	(32,683)
Class Y	(91,980,192)	(4,874,300)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4):
Class A	(3,004,203)	(17,197,805)
Class C	(13,419,277)	(2,067,676)
Class Y	(98,625,983)	(105,842,324)
Total decrease in net assets	(593,074,807)	(221,799,338)
NET ASSETS:
Beginning of year	1,268,846,294	361,454,774
End of year	$675,771,487	$139,655,436

See Notes to Financial Statements

DAVIS GLOBAL FUND	Notes to Financial Statements
DAVIS INTERNATIONAL FUND	April 30, 2023 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis New York Venture Fund, Inc. (a Maryland corporation) (“Company”), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Company operates as a series issuing shares including the following two funds (collectively “Funds”):

Davis Global Fund seeks to achieve long-term growth of capital. It invests principally in common stocks issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund commenced operations on December 22, 2004, and until January 1, 2007, shares of the Fund were not available for public sale.

Davis International Fund seeks to achieve long-term growth of capital. It invests principally in common stocks issued by foreign companies, including countries with developed or emerging markets. The Fund commenced operations on December 29, 2006, and until January 1, 2010, shares of the Fund were not available for public sale.

Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of its Funds will be achieved.

Prior to being available for public sale, only the directors, officers, and employees of the Funds or their investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) were eligible to purchase the Funds’ shares.

The Funds follow the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The Company accounts separately for the assets, liabilities, and operations of each Fund. Each Fund offers Class A, Class C, and Class Y shares. Class A shares are sold with a front-end sales charge. Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class C shares automatically convert to Class A shares after 8 years. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge upon redemption. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses are recorded on the accrual basis and those directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions. Each Fund assesses a 2% short-term trading fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Davis Fund) within 30 days of their purchase. The fee, which is retained by each Fund, is accounted for as an addition to paid-in capital. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The Funds’ Board of Directors has designated Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

DAVIS GLOBAL FUND	Notes to Financial Statements – (Continued)
DAVIS INTERNATIONAL FUND	April 30, 2023 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Security Valuation - (Continued)

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

The following is a summary of the inputs used as of April 30, 2023 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Davis Global	Davis International
	Fund	Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$98,867,083	$3,968,509
Consumer Discretionary	157,744,098	43,368,369
Consumer Staples	11,124,102	–
Financials	310,242,724	73,014,624
Health Care	32,377,945	–
Industrials	29,456,575	15,592,583
Information Technology	73,521,760	22,964,533
Materials	34,167,120	7,815,286
Total Level 1	747,501,407	166,723,904
Level 2 – Other Significant Observable Inputs:
Short-Term Investments	9,297,000	1,167,000
Investment Of Cash Collateral For Securities Loaned	–	2,415,150
Total Level 2	9,297,000	3,582,150
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	35,334	–
Total Level 3	35,334	–
Total Investments	$756,833,741	$170,306,054

DAVIS GLOBAL FUND	Notes to Financial Statements – (Continued)
DAVIS INTERNATIONAL FUND	April 30, 2023 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended April 30, 2023. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at April 30, 2023 was $689 for Davis Global Fund. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statements of Operations.

	Beginning Balance at November 1, 2022	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at April 30, 2023
Davis Global Fund
Investments in Securities:
Common Stock	$34,645	$–	$–	$689	$–	$–	$–	$35,334
Total Level 3	$34,645	$–	$–	$689	$–	$–	$–	$35,334

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from an
	April 30, 2023	Technique	Input	Amount	Increase in Input
Davis Global Fund
Investments in Securities:
Common Stock	$35,334	Discounted Cash Flow	Annualized Yield	5.626%	Decrease

Total Level 3	$35,334

The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

DAVIS GLOBAL FUND	Notes to Financial Statements – (Continued)
DAVIS INTERNATIONAL FUND	April 30, 2023 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to USD. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Funds.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the USD equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and concluded that as of April 30, 2023, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2019.

Capital losses will be carried forward to future years if not offset by gains. At October 31, 2022, the Funds had available for federal income tax purposes unused capital loss carryforwards with no expiration as follows:

	Capital Loss Carryforwards
	Davis	Davis
	Global	International
	Fund	Fund
Character
Short-term	$31,342,591	$40,022,284
Long-term	19,630,758	27,551,323
Total	$50,973,349	$67,573,607

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains, and transactions for the foreign jurisdictions in which they invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.

At April 30, 2023, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Global	Davis International
	Fund	Fund
Cost	$635,312,254	$158,517,701
Unrealized appreciation	187,531,446	33,262,428
Unrealized depreciation	(66,009,959)	(21,474,075)
Net unrealized appreciation	$121,521,487	$11,788,353

DAVIS GLOBAL FUND	Notes to Financial Statements – (Continued)
DAVIS INTERNATIONAL FUND	April 30, 2023 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, foreign currency transactions, net operating losses, corporate actions, partnership income, equalization, and passive foreign investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the six months ended April 30, 2023 were as follows:

	Davis Global Fund	Davis International Fund
Cost of purchases	$60,676,186	$10,883,545
Proceeds from sales	140,771,671	20,946,410

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

All officers of the Funds (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

As of April 30, 2023, related shareholders held greater than 20% of outstanding shares of the following Funds:

Davis International Fund
54%

Investment activities of this shareholder could have a material impact on the Fund.

DAVIS GLOBAL FUND	Notes to Financial Statements – (Continued)
DAVIS INTERNATIONAL FUND	April 30, 2023 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)

Investment Advisory Fees and Reimbursement/Waiver of Expenses - Advisory fees are paid monthly to the Adviser. The annual rate for each Fund is 0.55% of the average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Funds’ expenses to the extent necessary to cap total annual fund operating expenses (Class A shares, 1.05%; Class C shares, 1.80%; and Class Y shares, 0.80%). The Adviser is obligated to continue the expense cap through March 1, 2024. The expense cap cannot be modified prior to this date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Funds. During the six months ended April 30, 2023, such reimbursements for Class A and Class C of Davis International Fund amounted to $3,500 and $2,500 respectively.

Transfer Agent and Accounting Fees - SS&C Global Investor & Distribution Solutions, Inc. is the Funds’ primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain transfer agent and accounting services.

	Six months ended April 30, 2023 (Unaudited)
	Davis Global Fund	Davis International Fund
Transfer agent fees paid to Adviser	$19,834	$6,259
Accounting fees paid to Adviser	24,000	4,166

Distribution and Service Plan Fees - The Funds have adopted separate Distribution Plans (“12b-1 Plans”) for Class A and Class C shares. Under the 12b-1 Plans, the Funds reimburse Davis Distributors, LLC (“Distributor”), the Funds’ Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. Each of the Funds pays the Distributor a 12b-1 fee on Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of Class C shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc., which currently is 1.00%. The Funds pay the 12b-1 fee on Class C shares in order: (i) to pay the Distributor distribution fees or commissions on Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class C shares which have been sold.

	Six months ended April 30, 2023 (Unaudited)
	Davis Global Fund	Davis International Fund
Distribution fees:
Class C	$203,277	$19,760
Service fees:
Class A	177,248	20,452
Class C	67,759	6,587

Sales Charges - Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Funds. They are deducted from the proceeds from sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

Class A shares of the Funds are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.

Class C shares of the Funds are sold and redeemed at net asset value. A CDSC of 1.00% is imposed upon redemption of certain Class C shares within the first year of the original purchase.

DAVIS GLOBAL FUND	Notes to Financial Statements – (Continued)
DAVIS INTERNATIONAL FUND	April 30, 2023 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)

Sales Charges - (Continued)

The Distributor received commissions earned on sales of Class A shares of the Funds of which a portion was retained by the Distributor and the remaining was re-allowed to investment dealers. Commission advances by the Distributor on the sales of Class C shares of the Funds are re-allowed to qualified selling dealers.

	Six months ended April 30, 2023 (Unaudited)
	Davis Global Fund	Davis International Fund
Class A commissions retained by Distributor	$1,219	$322
Class A commissions re-allowed to investment dealers	6,610	1,847
Total commissions earned on sales of Class A	$7,829	$2,169
Class C commission advances by the Distributor	$6,424	$1,786
Class C CDSCs received by the Distributor	909	2

NOTE 4 - CAPITAL STOCK

At April 30, 2023, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 275 million shares are designated to Davis Global Fund and 250 million shares are designated to Davis International Fund. Transactions in capital stock were as follows:

	Six months ended April 30, 2023 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed*	Net Increase (Decrease)
Davis Global Fund
Shares: Class A	565,011	–	(952,578)	(387,567)
Class C	71,731	–	(590,532)	(518,801)
Class Y	1,264,372	29,276	(4,078,532)	(2,784,884)
Value: Class A	$12,494,641	$–	$(20,913,221)	$(8,418,580)
Class C	1,412,850	–	(11,893,785)	(10,480,935)
Class Y	28,386,505	639,396	(90,490,437)	(61,464,536)

Davis International Fund
Shares: Class A	285,126	–	(462,371)	(177,245)
Class C	94,914	–	(86,546)	8,368
Class Y	1,186,298	26,790	(2,180,603)	(967,515)
Value: Class A	$3,245,744	$–	$(4,801,919)	$(1,556,175)
Class C	908,574	–	(859,787)	48,787
Class Y	12,971,697	280,491	(23,053,450)	(9,801,262)

*  Davis Global Fund: net of redemption fees amounting to $73 and $3,031, for Class A and Class Y, respectively.
Davis International Fund: net of redemption fees amounting to $100 and $2,015, for Class A and Class Y, respectively.

	Year ended October 31, 2022
	Sold	Reinvestment of Distributions	Redeemed*	Net Decrease
Davis Global Fund
Shares: Class A	998,488	775,170	(2,020,200)	(246,542)
Class C	148,144	402,551	(1,269,529)	(718,834)
Class Y	5,322,628	3,174,114	(13,423,508)	(4,926,766)
Value: Class A	$23,620,223	$20,224,162	$(46,848,588)	$(3,004,203)
Class C	3,243,984	9,616,939	(26,280,200)	(13,419,277)
Class Y	123,247,725	83,098,299	(304,972,007)	(98,625,983)

Davis International Fund
Shares: Class A	308,888	41,888	(1,903,786)	(1,553,010)
Class C	72,053	2,922	(285,238)	(210,263)
Class Y	2,165,562	405,636	(12,869,444)	(10,298,246)
Value: Class A	$3,524,443	$503,908	$(21,226,156)	$(17,197,805)
Class C	687,683	32,668	(2,788,027)	(2,067,676)
Class Y	24,346,823	4,814,895	(135,004,042)	(105,842,324)

*  Davis Global Fund: net of redemption fees amounting to $263, $1,812, and $16,703, for Class A, Class C, and Class Y, respectively.
Davis International Fund: net of redemption fees amounting to $6,553, $386, and $1,101, for Class A, Class C, and Class Y, respectively.

DAVIS GLOBAL FUND	Notes to Financial Statements – (Continued)
DAVIS INTERNATIONAL FUND	April 30, 2023 (Unaudited)

NOTE 5 - SECURITIES LOANED

The Funds have entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Funds receive fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal to the value of the securities loaned. As of April 30, 2023, the Funds had on loan:

Davis International Fund
Securities valued at	$2,324,610
Collateral for securities loaned	2,415,150

The Funds bear the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 6 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities in Davis Global Fund amounted to $35,334 or 0.005% of the Fund’s net assets as of April 30, 2023. Information regarding restricted securities is as follows:

Fund	Security	Initial Acquisition Date	Units	Cost per Unit	Valuation per Unit as of April 30, 2023

Davis Global Fund	ASAC II L.P.	10/10/13	35,352	$1.00	$0.9995

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Global Fund Class A:
Six months ended April 30, 2023[e]	$18.67	$0.09	$4.52	$4.61
Year ended October 31, 2022	$30.16	$0.17	$(8.68)	$(8.51)
Year ended October 31, 2021	$26.13	$0.04	$4.07	$4.11
Year ended October 31, 2020	$23.09	$(0.02)	$3.52	$3.50
Year ended October 31, 2019	$22.56	$0.05	$2.24	$2.29
Year ended October 31, 2018	$25.27	$0.09	$(2.80)	$(2.71)
Davis Global Fund Class C:
Six months ended April 30, 2023[e]	$16.98	$–[g]	$4.10	$4.10
Year ended October 31, 2022	$27.64	$(0.01)	$(7.92)	$(7.93)
Year ended October 31, 2021	$24.16	$(0.19)	$3.75	$3.56
Year ended October 31, 2020	$21.36	$(0.18)	$3.26	$3.08
Year ended October 31, 2019	$21.10	$(0.11)	$2.08	$1.97
Year ended October 31, 2018	$23.81	$(0.10)	$(2.61)	$(2.71)
Davis Global Fund Class Y:
Six months ended April 30, 2023[e]	$18.78	$0.12	$4.54	$4.66
Year ended October 31, 2022	$30.33	$0.23	$(8.73)	$(8.50)
Year ended October 31, 2021	$26.25	$0.11	$4.07	$4.18
Year ended October 31, 2020	$23.19	$0.04	$3.55	$3.59
Year ended October 31, 2019	$22.67	$0.10	$2.25	$2.35
Year ended October 31, 2018	$25.35	$0.16	$(2.81)	$(2.65)
Davis International Fund Class A:
Six months ended April 30, 2023[e]	$8.39	$0.06	$2.38	$2.44
Year ended October 31, 2022	$12.64	$0.12	$(4.21)	$(4.09)
Year ended October 31, 2021	$13.78	$0.06	$(1.20)	$(1.14)
Year ended October 31, 2020	$11.82	$(0.03)	$2.40	$2.37
Year ended October 31, 2019	$11.28	$0.05	$0.75	$0.80
Year ended October 31, 2018	$12.85	$0.08	$(1.63)	$(1.55)
Davis International Fund Class C:
Six months ended April 30, 2023[e]	$7.75	$0.02	$2.19	$2.21
Year ended October 31, 2022	$11.65	$0.04	$(3.89)	$(3.85)
Year ended October 31, 2021	$12.80	$(0.05)	$(1.10)	$(1.15)
Year ended October 31, 2020	$10.99	$(0.13)	$2.24	$2.11
Year ended October 31, 2019	$10.52	$(0.03)	$0.69	$0.66
Year ended October 31, 2018	$12.08	$(0.02)	$(1.54)	$(1.56)

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$–	$–	$–	$–	$23.28	24.69%	$164,733	0.96%[f]	0.96%[f]	0.81%[f]	8%
$(0.26)	$(2.72)	$–	$(2.98)	$18.67	(31.04)%	$139,361	0.96%	0.96%	0.73%	19%
$–	$(0.08)	$–	$(0.08)	$30.16	15.75%	$232,565	0.92%	0.92%	0.11%	35%
$(0.46)	$–	$–	$(0.46)	$26.13	15.38%	$201,247	0.92%	0.92%	(0.06)%	24%
$(0.05)	$(1.71)	$–	$(1.76)	$23.09	11.35%	$194,163	0.98%	0.98%	0.19%	15%
$–	$–	$–	$–	$22.56	(10.72)%	$192,199	0.96%	0.96%	0.35%	37%

$–	$–	$–	$–	$21.08	24.15%	$51,408	1.75%[f]	1.75%[f]	0.02%[f]	8%
$(0.01)	$(2.72)	$–	$(2.73)	$16.98	(31.56)%	$50,203	1.74%	1.74%	(0.05)%	19%
$–	$(0.08)	$–	$(0.08)	$27.64	14.75%	$101,611	1.70%	1.70%	(0.67)%	35%
$(0.28)	$–	$–	$(0.28)	$24.16	14.53%	$102,878	1.70%	1.70%	(0.84)%	24%
$–	$(1.71)	$–	$(1.71)	$21.36	10.51%	$120,247	1.72%	1.72%	(0.55)%	15%
$–	$–	$–	$–	$21.10	(11.38)%	$131,460	1.71%	1.71%	(0.40)%	37%

$(0.03)	$–	$–	$(0.03)	$23.41	24.81%	$540,963	0.71%[f]	0.71%[f]	1.06%[f]	8%
$(0.33)	$(2.72)	$–	$(3.05)	$18.78	(30.87)%	$486,207	0.72%	0.72%	0.97%	19%
$(0.02)	$(0.08)	$–	$(0.10)	$30.33	15.95%	$934,670	0.69%	0.69%	0.34%	35%
$(0.53)	$–	$–	$(0.53)	$26.25	15.70%	$787,191	0.69%	0.69%	0.17%	24%
$(0.12)	$(1.71)	$–	$(1.83)	$23.19	11.61%	$693,446	0.71%	0.71%	0.46%	15%
$(0.03)	$–	$–	$(0.03)	$22.67	(10.47)%	$721,325	0.70%	0.70%	0.61%	37%

$–	$–	$–	$–	$10.83	29.08%	$19,543	1.08%[f]	1.05%[f]	1.16%[f]	7%
$(0.16)	$–	$–	$(0.16)	$8.39	(32.72)%	$16,632	1.13%	1.05%	1.13%	5%
$–	$–	$–	$–	$12.64	(8.27)%	$44,687	1.00%	1.00%	0.40%	16%
$(0.37)	$(0.04)	$–[g]	$(0.41)	$13.78	20.62%	$38,308	0.98%	0.98%	(0.25)%	20%
$(0.07)	$(0.19)	$–	$(0.26)	$11.82	7.29%	$32,321	0.99%	0.99%	0.48%	14%
$(0.02)	$–	$–	$(0.02)	$11.28	(12.11)%	$31,448	1.04%	1.04%	0.63%	17%

$–	$–	$–	$–	$9.96	28.52%	$5,182	1.89%[f]	1.80%[f]	0.41%[f]	7%
$(0.05)	$–	$–	$(0.05)	$7.75	(33.19)%	$3,966	1.94%	1.80%	0.38%	5%
$–	$–	$–	$–	$11.65	(8.98)%	$8,412	1.79%	1.79%	(0.39)%	16%
$(0.26)	$(0.04)	$–[g]	$(0.30)	$12.80	19.58%	$9,892	1.80%	1.80%	(1.07)%	20%
$–	$(0.19)	$–	$(0.19)	$10.99	6.44%	$10,215	1.81%	1.81%	(0.34)%	14%
$–	$–	$–	$–	$10.52	(12.91)%	$10,268	1.85%	1.85%	(0.18)%	17%

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis International Fund Class Y:
Six months ended April 30, 2023[e]	$8.30	$0.08	$2.35	$2.43
Year ended October 31, 2022	$12.51	$0.15	$(4.16)	$(4.01)
Year ended October 31, 2021	$13.61	$0.10	$(1.19)	$(1.09)
Year ended October 31, 2020	$11.68	$–[g]	$2.37	$2.37
Year ended October 31, 2019	$11.16	$0.09	$0.73	$0.82
Year ended October 31, 2018	$12.72	$0.12	$(1.63)	$(1.51)

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

[c]	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers.

Financial Highlights – (Continued)

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.02)	$–	$–	$(0.02)	$10.71	29.28%	$143,232	0.73%[f]	0.73%[f]	1.48%[f]	7%
$(0.20)	$–	$–	$(0.20)	$8.30	(32.52)%	$119,058	0.80%	0.80%	1.38%	5%
$(0.01)	$–	$–	$(0.01)	$12.51	(8.02)%	$308,356	0.72%	0.72%	0.68%	16%
$(0.40)	$(0.04)	$–[g]	$(0.44)	$13.61	20.90%	$345,572	0.70%	0.70%	0.03%	20%
$(0.11)	$(0.19)	$–	$(0.30)	$11.68	7.61%	$277,119	0.71%	0.71%	0.76%	14%
$(0.05)	$–	$–	$(0.05)	$11.16	(11.91)%	$266,546	0.72%	0.72%	0.95%	17%

[d]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[e]	Unaudited.

[f]	Annualized.

[g]	Less than $0.005 per share.

See Notes to Financial Statements

DAVIS GLOBAL FUND	Director Approval of Advisory Agreements (Unaudited)
DAVIS INTERNATIONAL FUND

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).
With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2023. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of Davis Global Fund and Davis International Fund (each individually a “Fund” or collectively the “Funds”) and their shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following considerations and conclusions were important, but not exclusive, to the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered the investment performance of each Fund on an absolute basis as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether:

1.	A Fund achieves satisfactory investment results over the long-term, after all costs;

2.	Davis Advisors efficiently and effectively handles shareholder transactions, inquiries, requests and records;

3.	Davis Advisors provides quality accounting, legal and compliance services, and oversees third-party service providers; and

4.	Davis Advisors fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all of these services.

A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

In aggregate, Davis Advisors, employees of Davis Advisors, and the Davis family have made significant investments in the Funds. The Independent Directors considered that these investments tend to align Davis Advisors’, Davis Advisors’ employees, and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns.

The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds’ shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

DAVIS GLOBAL FUND	Director Approval of Advisory Agreements (Unaudited) – (Continued)
DAVIS INTERNATIONAL FUND

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors’ investment process as well as the experience, capability, and integrity of its senior management and other personnel.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors assessed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, private accounts, and managed money/wrap clients, as well as the differences in the services provided to such other clients; and (c) the fee schedule and breakpoints (if applicable) of each of the Funds, including an assessment of competitive fee schedules (and breakpoints, if applicable).

The Independent Directors reviewed the management fee schedule for each Fund, profitability of each Fund to Davis Advisors, the extent to which economies of scale might be realized if the Funds’ net assets increase, and whether the fee schedule should reflect those potential economies of scale at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing, and/or settlement services to the Funds.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors’ advised and sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of the more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for any differences between the fee rates for the Funds and Davis Advisors’ other lines of business.

Davis Global Fund

The Independent Directors noted that Davis Global Fund Class A shares outperformed its benchmark, the Morgan Stanley Capital International All Country World Index (the “MSCI ACWI”), over the one-year and since-inception (December 22, 2004) time periods, but underperformed the MSCI ACWI over the three-, five-, and ten-year time periods, all periods ended February 28, 2023.

Broadridge (an independent service provider) presented a report to the Independent Directors that compared the Fund to all retail and institutional global multi-cap core funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund’s Class Y shares outperformed both the Performance Universe Average and Lipper Index over the one-year time period, underperformed both over the two-, three-, four-, and five-year time periods, and performed in line with the Performance Universe Average and outperformed the Lipper Index over the ten-year time period, all periods ended December 31, 2022.

DAVIS GLOBAL FUND	Director Approval of Advisory Agreements (Unaudited) – (Continued)
DAVIS INTERNATIONAL FUND

Davis Global Fund – (Continued)

The Independent Directors noted that the Fund outperformed the MSCI ACWI in 10 out of 15 rolling five-year time frames and outperformed the Lipper Global Multi-Cap Core category in 9 out of 15 rolling five-year time frames, ended December 31 for each year from 2008 through 2022. The Fund outperformed both the MSCI ACWI and the Lipper Global Multi-Cap Core category in 8 out of 10 rolling ten-year time frames, ended December 31 for each year from 2013 through 2022.

The Independent Directors noted that the management fee and total expense ratio for Davis Global Fund Class Y shares generally compared favorably to those of similar funds. They observed that the management fee and total expense ratio were reasonable and well below the average and median of its peer group as determined by Broadridge.

Davis International Fund

The Independent Directors noted that Davis International Fund Class A shares outperformed its benchmark, the Morgan Stanley Capital International All Country World Index ex US (the “MSCI ACWI ex US”), over the one-year time period, but underperformed the MSCI ACWI ex US over the three-, five-, ten-year, and since-inception (December 29, 2006) time periods, all periods ended February 28, 2023.

The Broadridge report compared the Fund to all retail and institutional international multi-cap growth funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund’s Class Y shares outperformed both the Performance Universe Average and Lipper Index over the one-year time period, but underperformed both over the two-, three-, four-, five-, and ten-year time periods, all periods ended December 31, 2022.

The Independent Directors noted that the Fund outperformed the MSCI ACWI ex US in 8 out of 13 rolling five-year time frames and outperformed the Lipper International Multi-Cap Growth category in 4 out of 13 rolling five-year time frames, ended December 31 for each year from 2010 through 2022. The Fund outperformed the MSCI ACWI ex US in 4 out of 8 rolling ten-year time frames and underperformed the Lipper International Multi-Cap Growth category in all 8 rolling ten-year time frames, ended December 31 for each year from 2015 through 2022.

The Independent Directors noted that the management fee and total expense ratio for Davis International Fund Class Y shares generally compared favorably to those of similar funds. They observed that the management fee and total expense ratio were reasonable and well below the average and median of its peer group as determined by Broadridge.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Global Fund and Davis International Fund and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fees for Davis Global Fund and Davis International Fund were reasonable in light of the nature, quality, and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such services, and in comparison to the range of the average advisory fees of their peer groups as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of each Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

DAVIS GLOBAL FUND	Privacy Notice and Householding
DAVIS INTERNATIONAL FUND

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We may also gather information through the use of “cookies” when you visit our website. These files help us to recognize repeat visitors and allow easy access to and use of the website. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

The Funds may, on occasion, mail notices, reports, prospectuses, or proxy material to shareholders. To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of these items to shareholders having the same last name and address on the Funds’ records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense. If you have a direct account with the Funds and you do not want the mailing of these documents to be combined with those to other members of your household, please contact Davis Funds by phone at 1-800-279-0279. Your instructions will become effective within 30 days of your notice to the Funds.

DAVIS GLOBAL FUND	Directors and Officers
DAVIS INTERNATIONAL FUND

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name, Date of Birth, Position(s) Held with Funds, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Directors

John S. Gates Jr. (08/02/53) Director since 2007	Executive Chairman, TradeLane Properties LLC (industrial real estate company); Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13	Director, Graham Holdings Company (educational and media company); Director, Cable ONE Inc. (cable service provider).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Lara N. Vaughan (04/20/69) Director since 2021	Chief Executive Officer and Chief Financial Officer of Parchman, Vaughan & Company, L.L.C. (investment bank).	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13	Chairperson, Modine Manufacturing Company (heat transfer technology); Director, Fifth Third Bancorp (diversified financial services); Director, Crown Holdings, Inc. (manufacturing company).

Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios)
since 1998; Trustee, Clipper Funds Trust (consisting of
one portfolio) since 2014; Lead Independent Director,
Graham Holdings Company (educational and media
company); Director, The Coca-Cola Company
(beverage company); Director, Berkshire Hathaway
Inc. (financial services).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.
Officers

Lisa J. Cohen (born 04/25/89, Davis Funds officer since 2021). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Michaela McLoughry (born 03/21/81, Davis Funds officer since 2023). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197

Overnight Address:
430 West 7th Street, Suite 219197
Kansas City, Missouri 64105-1407

Custodian
State Street Bank and Trust Co.
One Congress Street, Suite 1
Boston, Massachusetts 02114

Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202

Independent Registered Public Accounting Firm
KPMG LLP
4200 Wells Fargo Center
90 South 7th Street
Minneapolis, MN 55402

For more information about Davis Global Fund and Davis International Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Funds’ website at www.davisfunds.com. Quarterly Fact Sheets are available on the Funds’ website at www.davisfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent director Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR.

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Directors.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13. EXHIBITS

(a)(1)	Not Applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: June 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: June 27, 2023

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: June 27, 2023